Consolidated Balances Sheet - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 2,585,180	$ 1,801,230
Accounts receivable, net	355,912	913,892
Total current assets	3,221,076	3,166,005
Total assets	4,420,947	4,226,570
Current liabilities
Accrued expenses	241,299	89,521
Total current liabilities	1,536,481	932,156
Total liabilities	1,706,389	1,128,659
Total liabilities and stockholders' equity	4,420,947	4,226,570
Four Cubed Management Llc [Member]
Current assets
Cash and cash equivalents	1,186,219	742,224
Accounts receivable, net	518,931	440,350
Total current assets	1,705,150	1,182,574
Noncurrent deferred tax asset	5,500	25,500
Total assets	1,710,650	1,208,074
Current liabilities
Accounts payable	703,792	400,103
Income taxes payable		11,137
Accrued expenses	15,394	12,998
Total current liabilities	719,186	424,238
Long-term debt	39,184
Total liabilities	758,370	424,238
Members’ equity	952,280	783,836
Total liabilities and stockholders' equity	$ 1,710,650	$ 1,208,074